STOCKHOLDERS' EQUITY - Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Restricted stock units	$ 9,372	$ 29,188
Options	0	31
Total stock-based compensation	$ 9,372	$ 29,219